Securitisations and Covered Bonds (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Securitisations And Covered Bonds [Abstract]
Disclosure of Analysis of Securitisations and Covered Bonds	The gross assets securitised, or for the covered bond programme assigned at 30 June 2022 and 31 December 2021 were:

	30 June 2022	31 December 2021
	£m	£m
Mortgage-backed master trust structures:
–Holmes	2,010	2,294
–Fosse	1,910	2,154
	3,920	4,448
Other asset-backed securitisation structures:
–Motor	18	38
	18	38
Total securitisation programmes	3,938	4,486
Covered bond programmes
–Euro 35bn Global Covered Bond Programme	20,245	15,713
Total securitisation and covered bond programmes	24,183	20,199

Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme
The following table sets out the internal and external issuances and redemptions in H122 and H121 for each securitisation and covered bond programme.

	Internal issuances		External issuances		Internal redemptions		External redemptions
	H122	H121	H122	H121	H122	H121	H122	H121
	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Mortgage-backed master trust structures:
–Holmes	—	—	—	—	—	—	—	0.3
–Langton	—	—	—	—	—	2.4	—	—
Other asset-backed securitisation structures:
–Motor	—	—	—	—	—	0.1	—	—
–Auto ABS UK Loans	—	—	—	—	—	0.1	—	0.1
Covered bond programme	—	—	—	—	—	—	—	4.5
	—	—	—	—	—	2.6	—	4.9